UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
                                     BBH International Equity Fund
                                      BBH Broad Market Fund

                                  (Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: OCTOBER 31

Date of reporting period: JULY 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
July 31, 2011 (unaudited)

Shares		Value
	COMMON STOCKS (93.3%)
	BASIC MATERIALS (1.7%)
234,875	Ecolab, Inc.	$ 11,743,750
	Total Basic Materials	11,743,750

	COMMUNICATIONS (9.6%)
1,255,933	Comcast Corp. (Class A)	30,167,511
444,861	Liberty Global, Inc. (Series C)1	17,781,094
1,040,075	Liberty Media Corp. - Interactive A1	17,067,631
	Total Communications	65,016,236

	CONSUMER CYCLICAL (7.3%)
109,829	Costco Wholesale Corp.	8,594,119
327,400	Walgreen Co.	12,781,696
523,279	Wal-Mart Stores, Inc.	27,582,036
	Total Consumer Cyclical	48,957,851

	CONSUMER NON-CYCLICAL (32.6%)
550,575	Baxter International, Inc.	32,026,948
227,200	Coca-Cola Co.	15,451,872
480,820	DENTSPLY International, Inc.	18,218,270
342,875	Diageo, Plc. ADR	27,855,165
259,375	Johnson & Johnson	16,804,906
569,900	Nestle SA ADR	36,331,125
496,000	Novartis AG ADR	30,355,200
180,575	PepsiCo, Inc.	11,564,023
372,341	Visa, Inc. (Class A)	31,850,049
	Total Consumer Non-Cyclical	220,457,558

	ENERGY (9.1%)
206,900	EOG Resources, Inc.	21,103,800
192,225	Occidental Petroleum Corp.	18,872,651
481,018	Southwestern Energy Co.1	21,434,162
	Total Energy	61,410,613

	FINANCIALS (20.0%)
339	Berkshire Hathaway, Inc. (Class A)1	37,798,500
398,925	Chubb Corp.	24,924,834
978,375	Progressive Corp.	19,254,420
1,217,262	US Bancorp	31,721,848
758,499	Wells Fargo & Co.	21,192,462
	Total Financials	134,892,064

	INDUSTRIALS (4.1%)
877,550	Waste Management, Inc.	27,634,049
	Total Industrials	27,634,049

	TECHNOLOGY (8.9%)
275,975	Automatic Data Processing, Inc.	14,209,953
989,565	Dell, Inc.1	16,070,536
612,162	eBay, Inc.1	20,048,305
361,413	Microsoft Corp.	9,902,716
	Total Technology	60,231,510
	TOTAL COMMON STOCKS (Identified cost $552,600,761)	630,343,631

TOTAL INVESTMENTS (Identified cost $552,600,761)2	93.3%	$ 630,343,631
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	6.7	45,458,667
NET ASSETS	100.0%	$ 675,802,298

_____________

1	Non-income producing security.

2
The aggregate cost for federal income tax purposes is $552,600,761, the aggregate gross unrealized appreciation is $82,033,586 and the aggregate gross unrealized depreciation is $4,290,716, resulting in net unrealized appreciation of $77,742,870.

Abbreviations:
ADR – American Depositary Receipt.

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2011.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2011
Basic Materials	$ 11,743,750	$ –	$ –	$ 11,743,750
Communications	65,016,236	–	–	65,016,236
Consumer Cyclical	48,957,851	–	–	48,957,851
Consumer Non-Cyclical	220,457,558	–	–	220,457,558
Energy	61,410,613	–	–	61,410,613
Financials	134,892,064	–	–	134,892,064
Industrials	27,634,049	–	–	27,634,049
Technology	60,231,510	–	–	60,231,510
Total	$ 630,343,631	$ –	$ –	$ 630,343,631

* The Fund's policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of July 31, 2011, based on the valuation input Levels on October 31, 2010.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
July 31, 2011 (unaudited)

Shares		Value
	COMMON STOCKS (97.7%)
	AUSTRALIA (6.9%)
	BASIC MATERIALS
818,267	Amcor, Ltd.	$6,338,585
	COMMUNICATIONS
2,588,878	Telstra Corp., Ltd.	8,510,415
	CONSUMER NON-CYCLICAL
60,300	Cochlear, Ltd.	4,702,475
240,000	CSL, Ltd.	8,109,248
62,383	Treasury Wine Estates, Ltd.1	235,600
		13,047,323
	ENERGY
208,000	Woodside Petroleum, Ltd.	8,777,348
	FINANCIALS
1,117,946	AMP, Ltd.	5,600,319
589,091	Lend Lease Corp., Ltd.	5,732,449
377,571	QBE Insurance Group, Ltd.	6,802,442
		18,135,210
	Total Australia	54,808,881

	BELGIUM (1.0%)
	CONSUMER NON-CYCLICAL
170,000	Colruyt SA	8,273,902
	FINANCIALS
112,376	Ageas1	162
	Total Belgium	8,274,064

	BRAZIL (1.0%)
	ENERGY
266,800	Petroleo Brasileiro SA ADR	8,198,764
	Total Brazil	8,198,764

	CHINA (1.7%)
	ENERGY
906,500	China Shenhua Energy Co., Ltd. (H Shares)	4,541,705
3,958,000	CNOOC, Ltd.	8,796,206
	Total China	13,337,911

	DENMARK (1.3%)
	CONSUMER NON-CYCLICAL
86,400	Novo Nordisk AS (B Shares)	10,593,411
	Total Denmark	10,593,411

	FINLAND (0.5%)
	INDUSTRIALS
66,200	Kone OYJ (B Shares)	3,844,224
	Total Finland	3,844,224

	FRANCE (10.1%)
	COMMUNICATIONS
515,656	France Telecom SA	10,663,613
	CONSUMER NON-CYCLICAL
203,540	Carrefour SA	5,982,061
102,200	Cie Generale d'Optique Essilor International SA	8,200,539
125,400	Danone	8,934,371
67,900	L'Oreal SA	8,155,504
		31,272,475
	ENERGY
191,334	Total SA	10,326,518
	FINANCIALS
69,371	Societe Generale	3,427,308
	HEALTH CARE
143,856	Sanofi-Aventis SA	11,182,052
	INDUSTRIALS
86,585	Compagnie de Saint-Gobain	4,992,315
38,800	Vallourec SA	3,941,100
90,120	Vinci SA	5,213,966
		14,147,381
	Total France	81,019,347

	GERMANY (4.5%)
	COMMUNICATIONS
599,595	Deutsche Telekom AG	9,349,927
	CONSUMER CYCLICAL
118,200	Adidas AG	8,794,647
	TECHNOLOGY
139,000	SAP AG	8,723,946
	UTILITIES
170,376	RWE AG	8,953,219
	Total Germany	35,821,739

	HONG KONG (4.1%)
	COMMUNICATIONS
957,500	China Mobile, Ltd.	9,526,441
	CONSUMER CYCLICAL
1,723,583	Esprit Holdings, Ltd.	5,023,033
	INDUSTRIALS
84,800	Jardine Matheson Holdings, Ltd.	4,860,826
	UTILITIES
965,000	CLP Holdings, Ltd.	8,924,203
1,785,440	Hong Kong & China Gas Co., Ltd.	4,381,644
		13,305,847
	Total Hong Kong	32,716,147

	IRELAND (0.6%)
	INDUSTRIAL
362,802	Experian, Plc.	4,768,257
	Total Ireland	4,768,257

	ISRAEL (0.9%)
	CONSUMER NON-CYCLICAL
156,900	Teva Pharmaceutical Industries, Ltd. ADR	7,317,816
	Total Israel	7,317,816

	ITALY (2.2%)
	ENERGY
426,251	ENI SpA	9,253,948
	FINANCIALS
3,489,777	Intesa Sanpaolo SpA	8,067,452
	Total Italy	17,321,400

	JAPAN (25.3%)
	BASIC MATERIALS
189,700	Shin-Etsu Chemical Co., Ltd.	10,222,274
	COMMUNICATIONS
382	KDDI Corp.	2,834,879
43,100	Trend Micro, Inc.	1,348,701
		4,183,580
	CONSUMER CYCLICAL
259,300	Denso Corp.	9,221,378
220,300	Honda Motor Co., Ltd.	8,774,537
29,000	Nintendo Co., Ltd.	4,612,033
49,300	Shimamura Co., Ltd.	4,964,133
162,300	Toyota Motor Corp.	6,625,342
		34,197,423
	CONSUMER NON-CYCLICAL
329,700	Chugai Pharmaceutical Co., Ltd.	5,838,100
351,900	Kao Corp.	9,933,600
412,100	Seven & I Holdings Co., Ltd.	11,707,169
		27,478,869
	ENERGY
1,115	Inpex Corp.	8,632,456
	FINANCIALS
286,300	Aeon Mall Co., Ltd.	7,361,727
93,200	Daito Trust Construction Co., Ltd.	8,947,658
459,000	Mitsubishi Estate Co., Ltd.	8,220,485
514,900	Tokio Marine Holdings, Inc.	15,153,803
		39,683,673
	HEALTH CARE
272,500	Astellas Pharma, Inc.	10,567,943
245,500	Takeda Pharmaceutical Co., Ltd.	11,699,867
		22,267,810
	INDUSTRIALS
174,600	Daikin Industries, Ltd.	6,186,189
54,500	Fanuc, Ltd.	10,297,706
23,200	Hirose Electric Co., Ltd.	2,324,129
334,500	Hoya Corp.	8,115,616
27,105	Keyence Corp.	7,634,856
		34,558,496
	TECHNOLOGY
422,200	Canon, Inc.	20,478,662
	Total Japan	201,703,243

	NETHERLANDS (4.0%)
	COMMUNICATIONS
462,400	Reed Elsevier NV	6,158,554
	CONSUMER NON-CYCLICAL
646,444	Koninklijke Ahold NV	8,611,176
	ENERGY
304,085	Royal Dutch Shell, Plc. (A Shares)	11,200,448
	FINANCIALS
531,069	ING Groep NV1	5,688,949
	Total Netherlands	31,659,127

	SINGAPORE (2.8%)
	COMMUNICATIONS
2,498,000	Singapore Telecommunications, Ltd.	6,962,718
	FINANCIALS
695,992	DBS Group Holdings, Ltd.	8,961,592
366,720	United Overseas Bank, Ltd.	6,234,956
		15,196,548
	Total Singapore	22,159,266

	SPAIN (4.3%)
	COMMUNICATIONS
442,119	Telefonica SA	9,876,713
	CONSUMER NON-CYCLICAL
198,046	Distribuidora Internacional de Alimentacion SA1	840,598
	CONSUMER CYCLICAL
104,000	Inditex SA	9,403,722
	FINANCIALS
386,459	Banco Santander SA	4,038,096
	UTILITIES
1,293,417	Iberdrola SA1	10,501,859
	Total Spain	34,660,988

	SWEDEN (1.0%)
	CONSUMER CYCLICAL
238,200	Hennes & Mauritz AB (B Shares)	8,124,516
	Total Sweden	8,124,516

	SWITZERLAND (6.8%)
	CONSUMER NON-CYCLICAL
143,600	Nestle SA	9,125,721
5,255	SGS SA	10,174,056
35,400	Synthes, Inc.	6,365,835
		25,665,612
	FINANCIALS
37,044	Zurich Financial Services AG1	8,782,419
	HEALTH CARE
321,002	Novartis AG	19,658,266
	Total Switzerland	54,106,297

	TAIWAN (1.2%)
	TECHNOLOGY
2,434,000	Taiwan Semiconductor Manufacturing Co., Ltd.	6,066,656
309,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,821,712
	Total Taiwan	9,888,368

	UNITED KINGDOM (17.5%)
	COMMUNICATIONS
3,150,370	Vodafone Group, Plc.	8,899,575
	CONSUMER CYCLICAL
825,058	Compass Group, Plc.	7,756,813
	CONSUMER NON-CYCLICAL
153,900	Reckitt Benckiser Group, Plc.	8,717,875
805,300	Smith & Nephew, Plc.	8,468,383
3,050,337	Tesco, Plc.	19,171,078
346,412	Unilever, Plc.	11,095,647
1,231,000	WM Morrison Supermarkets, Plc.	5,867,140
		53,320,123
	ENERGY
685,439	BG Group, Plc.	16,162,592
1,201,463	BP, Plc.	9,054,061
1,280,000	Cairn Energy, Plc.1	7,736,744
		32,953,397
	FINANCIALS
810,700	HSBC Holdings, Plc.	7,937,484
302,500	Standard Chartered, Plc.	7,709,768
		15,647,252
	HEALTH CARE
560,985	GlaxoSmithKline, Plc.	12,548,890
	UTILITIES
1,656,000	Centrica, Plc.	8,312,985
	Total United Kingdom	139,439,035
	TOTAL COMMON STOCKS (identified cost $653,286,570)	779,762,801

TOTAL INVESTMENTS (Identified cost $653,286,570)2	97.7%	$779,762,801
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.3	18,591,035
NET ASSETS	100.0%	$798,353,836

_____________

1	Non-income producing security.

2
The aggregate cost for federal income tax purposes is $653,286,570, the aggregate gross unrealized appreciation is $196,197,138 and the aggregate gross unrealized depreciation is $69,720,907, resulting in net unrealized appreciation of $126,476,231.

Abbreviations:
ADR – American Depositary Receipt.

A. FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2011.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2011
Australia	$ –	$ 54,808,881	$ –	$ 54,808,881
Belgium	–	8,274,064	–	8,274,064
Brazil	8,198,764	–	–	8,198,764
China	–	13,337,911	–	13,337,911
Denmark	–	10,593,411	–	10,593,411
Finland	–	3,844,224	–	3,844,224
France	–	81,019,347	–	81,019,347
Germany	–	35,821,739	–	35,821,739
Hong Kong	–	32,716,147	–	32,716,147
Ireland	–	4,768,257	–	4,768,257
Israel	7,317,816	–	–	7,317,816
Italy	–	17,321,400	–	17,321,400
Japan	–	201,703,243	–	201,703,243
Netherlands	–	31,659,127	–	31,659,127
Singapore	–	22,159,266	–	22,159,266
Spain	–	34,660,988	–	34,660,988
Sweden	–	8,124,516	–	8,124,516
Switzerland	–	54,106,297	–	54,106,297
Taiwan	3,821,712	6,066,656	–	9,888,368
United Kingdom	–	139,439,035	–	139,439,035
Total Investments, at value	$ 19,338,292	$ 760,424,509	$ –	$ 779,762,801

Other Financial Instruments, at value
Forward Foreign Currency Exchange Contracts	–	(348,345)	–	(348,345)
Other Financial Instruments, at value	$ –	$ (348,345)	$ –	$ (348,345)

* The Fund's policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no  transfers between Levels 1, 2 or 3 as of July 31, 2011, based on the valuation input Levels on 10/31/2010.

B. FORWARD FOREIGN CURRENCY CONTRACTS

At July 31, 2011, the Fund held the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain/(Loss)
Contracts to Sell:
Australian Dollar	16,521,500	BBH	$62,380	October 31, 2011	$62,380
Swiss Franc	4,963,500	BBH	410,725	September 30, 2011	(410,725)
					(348,345)

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS
July 31, 2011 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (30.4%)
$ 35,000,000	Ally Master Owner Trust 2010-21	04/15/17	4.250%	$ 37,991,191
2,750,000	American Express Credit Account Master Trust 2008-42	11/15/16	1.587	2,842,983
2,750,000	American Express Credit Account Master Trust 2008-92	04/15/16	1.787	2,838,120
6,847,445	AmeriCredit Automobile Receivables Trust 2009-1	10/15/13	3.040	6,918,802
5,000,000	AmeriCredit Automobile Receivables Trust 2010-1	03/17/14	1.660	5,016,812
13,525,000	AmeriCredit Automobile Receivables Trust 2010-3	04/08/15	1.140	13,549,540
9,635,000	AmeriCredit Automobile Receivables Trust 2011-3	01/08/16	1.170	9,640,321
4,682,313	Americredit Prime Automobile Receivables Trust 2009-1	01/15/14	2.210	4,716,774
13,350,000	Avis Budget Rental Car Funding AESOP LLC 2009-2A1	02/20/14	5.680	14,051,612
3,000,000	Avis Budget Rental Car Funding AESOP LLC 2010-3A1	05/20/16	4.640	3,250,079
25,300,000	Avis Budget Rental Car Funding AESOP LLC 2010-5A1	03/20/17	3.150	25,885,536
20,500,000	BA Credit Card Trust 2007-A8	11/17/14	5.590	21,407,955
16,000,000	Bank of America Auto Trust 2009-2A1	10/15/16	3.030	16,405,701
7,877,857	Bank of America Auto Trust 2009-3A1	12/15/13	1.670	7,916,101
26,300,000	Cabela's Master Credit Card Trust 2010-1A1,2	01/16/18	1.637	27,190,213
15,175,000	Cabela's Master Credit Card Trust 2010-2A1,2	09/17/18	0.887	15,298,553
3,725,000	Capital One Multi-Asset Execution Trust 2005-A7	06/15/15	4.700	3,883,781
6,800,000	Chase Issuance Trust 2008-A102	08/17/15	0.937	6,884,054
10,633,540	Chrysler Financial Auto Securitization Trust 2009-A	01/15/16	2.820	10,753,850
20,000,000	CitiFinancial Auto Issuance Trust 2009-11	10/15/13	2.590	20,175,248
20,000,000	CitiFinancial Auto Issuance Trust 2009-11	08/15/16	3.150	20,510,828
205,384	CNH Equipment Trust 2009-A	11/15/12	5.280	206,023
15,261,036	CNH Equipment Trust 2009-B	10/15/14	5.170	15,684,798
2,850,000	CNH Equipment Trust 2010-B	11/17/14	1.030	2,855,900
18,500,000	CNH Wholesale Master Note Trust 2011-1A1,2	12/15/15	0.987	18,574,407
13,800,000	DSC Floorplan Master Owner Trust 2011-11	03/15/16	3.910	14,010,712
14,515,000	Enterprise Fleet Financing LLC 2011-21	10/20/16	1.430	14,517,986
12,363,185	Ford Credit Auto Owner Trust 2009-E	01/15/14	1.510	12,428,665
7,450,000	Ford Credit Floorplan Master Owner Trust 2010-11,2	12/15/14	1.837	7,572,892
1,500,000	Ford Credit Floorplan Master Owner Trust 2010-31,2	02/15/17	1.887	1,554,718
30,250,000	Ford Credit Floorplan Master Owner Trust 2010-31	02/15/17	4.200	32,858,745
33,000,000	GE Capital Credit Card Master Note Trust 2009-2	07/15/15	3.690	33,947,031
3,000,000	GE Capital Credit Card Master Note Trust 2009-3	09/15/14	2.540	3,007,299
1,500,000	GE Capital Credit Card Master Note Trust 2010-3	06/15/16	2.210	1,536,740
9,450,000	Hertz Vehicle Financing LLC 2010-1A1	02/25/17	3.740	9,906,135
32,660,000	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	33,034,917
5,988,824	Honda Auto Receivables Owner Trust 2009-3	05/15/13	2.310	6,032,439
4,542,906	Hyundai Auto Receivables Trust 2009-A	08/15/13	2.030	4,572,926
2,817,756	John Deere Owner Trust 2009-A	10/15/13	2.590	2,832,662
9,802,883	Leaf II Receivables Funding LLC 2010-31	06/20/16	3.450	9,769,553
17,935,779	Leaf II Receivables Funding LLC 2011-11	12/20/18	1.700	17,537,605
9,719,347	Mercedes-Benz Auto Receivables Trust 2009-1	01/15/14	1.670	9,788,047
9,463,285	MMAF Equipment Finance LLC 2009-AA1	11/15/13	2.370	9,516,691
11,500,000	MMAF Equipment Finance LLC 2009-AA1	01/15/30	3.510	11,974,883
357,773	Nissan Auto Receivables Owner Trust 2009-A	02/15/13	3.200	360,439
40,000,000	Nissan Master Owner Trust Receivables 2010-AA1,2	01/15/15	1.337	40,407,108
11,500,000	Penarth Master Issuer, Plc. 2011-1A1,2	05/18/15	0.837	11,500,000
5,250,000	Santander Drive Auto Receivables Trust 2010-1	11/17/14	1.840	5,296,381
11,750,000	Santander Drive Auto Receivables Trust 2010-1	05/15/17	2.430	11,979,978
7,320,000	Santander Drive Auto Receivables Trust 2011-2	02/16/15	1.290	7,322,437
14,640,000	SMART Trust 2011-1USA1	11/14/16	2.520	14,945,216
1,210,409	Volkswagen Auto Loan Enhanced Trust 2008-2	03/20/13	5.470	1,222,298
8,223,472	Volkswagen Auto Loan Enhanced Trust 2010-1	01/20/14	1.310	8,257,470
4,297,175	Westlake Automobile Receivables Trust 2010-1A1	12/17/12	1.750	4,299,451
6,375,000	Westlake Automobile Receivables Trust 2011-1A1	07/15/13	1.080	6,372,714
3,875,000	Westlake Automobile Receivables Trust 2011-1A1	06/16/14	1.490	3,877,382
8,134,969	World Omni Auto Receivables Trust 2010-A	12/16/13	1.340	8,163,043
	Total Asset Backed Securities
	(Identified cost $664,256,577)			674,853,745

	COLLATERALIZED MORTGAGE BACKED SECURITIES (0.4%)
9,150,000	American Tower Trust 2007-1A1	04/15/37	5.420	9,818,114
	Total Collateralized Mortgage Backed Securities
	(Identified cost $9,666,376)			9,818,114

	CORPORATE BONDS (46.0%)
	AGRICULTURE (1.8%)
22,800,000	Archer-Daniels-Midland Co.2	08/13/12	0.422	22,840,082
16,155,000	Reynolds American, Inc.	06/01/13	7.250	17,821,889
				40,661,971
	BANKING (9.3%)
17,500,000	BB&T Corp.	09/25/13	3.375	18,297,930
19,000,000	Citigroup, Inc.	08/19/13	6.500	20,650,625
12,485,000	Comerica Bank	11/21/16	5.750	14,163,072
17,390,000	Fifth Third Bancorp	05/01/13	6.250	18,776,992
1,806,026	FNBC 1993-A Pass Through Trust	01/05/18	8.080	2,041,893
31,190,000	Goldman Sachs Group, Inc.	05/01/14	6.000	34,267,205
13,000,000	JPMorgan Chase & Co.	06/01/14	4.650	13,986,856
17,000,000	KeyBank N.A.	08/15/12	5.700	17,774,197
11,675,000	KeyCorp	08/13/15	3.750	12,259,182
12,955,000	Royal Bank of Scotland, Plc.	01/11/14	3.250	13,186,441
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	13,093,243
25,340,000	Wachovia Corp.	05/01/13	5.500	27,277,243
				205,774,879
	BEVERAGES (1.0%)
20,850,000	Anheuser-Busch InBev Worldwide, Inc.	03/26/13	2.500	21,410,052

	DIVERSIFIED FINANCIAL SERVICES (2.8%)
6,111,031	5400 Westheimer Court Depositor Corp.1	04/11/16	7.500	6,709,491
23,337,000	American Express Credit Corp.	08/20/13	7.300	25,998,305
6,465,000	Bear Stearns Cos. LLC	02/01/12	5.350	6,616,792
21,000,000	Merrill Lynch & Co., Inc.	01/15/15	5.000	22,184,253
				61,508,841
	ELECTRIC (1.4%)
5,000,000	MidAmerican Energy Co.	07/15/12	5.650	5,241,075
11,320,000	NextEra Energy Capital Holdings, Inc.	09/01/11	5.625	11,363,118
13,000,000	PG&E Corp.	04/01/14	5.750	14,399,710
				31,003,903
	ENVIRONMENTAL CONTROL (0.7%)
15,180,000	Allied Waste North America, Inc.	06/01/17	6.875	16,413,375

	FOOD (1.8%)
30,911,000	Kraft Foods, Inc.	11/01/11	5.625	31,287,496
9,200,000	Kroger Co.	06/15/12	6.200	9,621,765
				40,909,261
	FOREST PRODUCT & PAPER (0.8%)
16,800,000	International Paper Co.	04/01/15	5.300	18,633,552

	GAS (0.7%)
7,000,000	Sempra Energy	02/01/13	6.000	7,490,329
6,750,000	Sempra Energy	11/15/13	8.900	7,783,445
				15,273,774
	HEALTHCARE-SERVICES (1.5%)
5,000,000	UnitedHealth Group, Inc.	11/15/12	5.500	5,292,085
6,750,000	UnitedHealth Group, Inc.	04/01/13	4.875	7,149,958
20,484,000	WellPoint, Inc.	08/01/12	6.800	21,679,897
				34,121,940
	INSURANCE (3.9%)
25,097,000	ACE INA Holdings, Inc.	06/15/14	5.875	28,211,312
6,465,000	ACE INA Holdings, Inc.	05/15/15	5.600	7,149,921
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,495,976
19,000,000	Marsh & McLennan Cos., Inc.	03/15/12	6.250	19,584,193
14,675,000	MetLife, Inc.	12/01/11	6.125	14,939,018
10,840,000	MetLife, Inc.	12/15/12	5.375	11,495,159
				85,875,579
	IRON/STEEL (1.3%)
26,500,000	ArcelorMittal	06/01/13	5.375	28,213,013

	MEDIA (2.0%)
14,200,000	News America, Inc.	02/01/13	9.250	15,696,282
26,785,000	Time Warner Cable, Inc.	07/02/12	5.400	27,931,264
				43,627,546
	MINING (1.7%)
20,575,000	Anglo American Capital, Plc.1	04/08/14	9.375	24,670,844
11,960,000	Rio Tinto Finance USA, Ltd.	05/20/16	2.500	12,294,031
				36,964,875
	OFFICE/BUSINESS EQUIP (0.1%)
2,335,000	Pitney Bowes, Inc.	08/15/14	4.875	2,538,801

	OIL & GAS (2.0%)
10,000,000	Burlington Resources Finance Co.	12/01/11	6.500	10,198,400
19,500,000	Encana Corp.	11/01/11	6.300	19,777,544
12,945,000	Transocean, Inc.	03/15/13	5.250	13,716,405
				43,692,349
	OIL & GAS SERVICES (2.2%)
8,600,000	Cameron International Corp.2	06/02/14	1.183	8,676,875
16,240,000	Weatherford International, Inc.	06/15/12	5.950	16,869,674
21,590,000	Weatherford International, Ltd.	03/15/13	5.150	22,822,703
				48,369,252
	PIPELINES (2.1%)
27,540,000	ONEOK Partners LP	04/01/12	5.900	28,491,176
18,283,000	Williams Partners LP	02/15/15	3.800	19,375,757
				47,866,933
	REAL ESTATE (0.8%)
17,375,000	ProLogis LP	08/15/17	4.500	17,668,464

	RETAIL (1.1%)
20,000,000	CVS Caremark Corp.	08/15/11	5.750	20,035,120
1,150,764	CVS Pass-Through Trust1	01/10/12	7.770	1,180,972
2,381,511	CVS Pass-Through Trust1	01/10/13	6.117	2,500,587
				23,716,679
	SOFTWARE (1.6%)
35,834,000	Intuit, Inc.	03/15/12	5.400	36,818,575

	TELECOMMUNICATIONS (3.7%)
20,247,000	American Tower Corp.	04/01/15	4.625	21,751,514
26,954,000	AT&T Corp.	11/15/11	7.300	27,467,231
15,000,000	AT&T, Inc.	01/15/13	4.950	15,876,720
6,035,000	British Telecommunications, Plc.	01/15/13	5.150	6,392,447
10,500,000	Deutsche Telekom International Finance BV	07/22/13	5.250	11,324,345
				82,812,257
	TRANSPORTATION (1.7%)
5,000,000	Burlington Northern Santa Fe LLC	07/01/13	4.300	5,307,405
8,627,000	Canadian National Railway Co.	10/15/11	6.375	8,731,887
4,661,000	Union Pacific Corp.	01/15/12	6.125	4,772,841
4,671,000	Union Pacific Corp.	04/15/12	6.500	4,854,682
14,190,000	Union Pacific Corp.	01/31/13	5.450	15,152,451
				38,819,266
	Total Corporate Bonds
	(Identified cost $1,000,876,157)			1,022,695,137

	MUNICIPAL BONDS (3.6%)
19,000,000	New Jersey State Economic Development Authority	09/01/13	2.657	19,353,970
10,265,000	New Jersey State Turnpike Authority	01/01/16	4.252	10,889,215
4,400,000	New York, New York	12/01/13	1.910	4,494,952
10,200,000	New York, New York	10/01/14	2.230	10,492,740
4,000,000	New York, New York	12/01/14	2.670	4,164,560
17,300,000	Pennsylvania State Economic Development Financing Authority2	07/01/41	2.625	17,545,141
11,300,000	State of California	07/01/13	5.250	12,308,186
	Total Municipal Bonds
	(Identified cost $77,481,328)			79,248,764

	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)
584,381	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	04/01/36	2.514	615,323
155,204	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	12/01/36	5.460	164,595
167,059	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	01/01/37	5.459	177,356
387,617	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	02/01/37	5.283	411,140
200,378	Federal National Mortgage Association (FNMA)2	07/01/36	5.578	210,131
317,341	Federal National Mortgage Association (FNMA)2	09/01/36	5.573	337,212
452,965	Federal National Mortgage Association (FNMA)2	01/01/37	5.441	480,650
38,404	Government National Mortgage Association (GNMA)2	08/20/29	2.625	39,926
	Total U.S. Government Agency Obligations
	(Identified cost $2,311,128)			2,436,333

	CERTIFICATES OF DEPOSIT (15.2%)
34,500,000	Banco Bilbao Vizcaya Argentaria	11/04/11	0.780	34,539,257
34,500,000	Banco Santander	11/02/11	0.810	34,544,864
34,500,000	Barclays Bank, Plc.	11/04/11	0.750	34,536,590
40,000,000	BNP Paribas	11/01/11	0.470	40,015,776
25,000,000	DnB NOR Bank ASA	09/08/11	0.210	25,000,000
17,750,000	Royal Bank of Scotland, Plc.	11/10/11	0.810	17,775,010
34,500,000	Societe Generale2	11/04/11	0.475	34,495,756
40,000,000	Standard Chartered Bank	10/18/11	0.210	39,994,600
40,000,000	Svenska Handelsbanken	09/02/11	0.195	40,000,178
36,550,000	UBS AG2	10/20/11	0.586	36,577,208
	Total Certificates of Deposit
	(Identified cost $337,304,747)			337,479,239

	COMMERCIAL PAPER (3.8%)
40,000,000	Deutsche Bank Financial LLC3	10/05/11	0.200	39,983,368
8,700,000	ING US Funding LLC3	08/12/11	0.542	8,698,565
15,000,000	ING US Funding LLC3	10/18/11	0.200	14,992,570
16,500,000	ING US Funding LLC3	11/01/11	0.250	16,490,415
3,600,000	Societe Generale North America, Inc.3	08/01/11	0.190	3,600,000
	Total Commercial Paper
	(Identified cost $83,767,079)			83,764,918

	U.S. TREASURY BILLS (0.1%)
3,400,000	U.S. Treasury Bill3,4,5	09/08/11	0.130	3,399,687
	Total U.S. Treasury Bills
	(Identified cost $3,399,532)			3,399,687

TOTAL INVESTMENTS (Identified cost $2,179,062,924)6			99.6%	$ 2,213,695,937
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.4	8,007,386
NET ASSETS			100.0%	$ 2,221,703,323

_____________

1
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2011 was $495,786,185 or 22.3% of net assets.

2	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2011 coupon or interest rate.

3	Coupon represents a yield to maturity.

4	Coupon represents a weighted average yield.

5	All or a portion of this security is held at the broker as collateral for open futures contracts.

6
The aggregate cost for federal income tax purposes is $2,179,062,924, the aggregate gross unrealized appreciation is $34,779,802 and the aggregate gross unrealized depreciation is $146,788, resulting in net unrealized appreciation of $34,633,014.

Abbreviations:
FHLMC	−	Federal Home Loan Mortgage Association.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.

A. FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2011.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of July 31, 2011
Asset Backed Securities	$ –	$ 674,853,745	$ –	$ 674,853,745
Collateralized Mortgage Backed Securities	–	9,818,114	–	9,818,114
Corporate Bonds	–	1,022,695,137	–	1,022,695,137
Municipal Bonds	–	79,248,764	–	79,248,764
U.S. Government Agency Obligations	–	2,436,333	–	2,436,333
Certificates of Deposit	–	337,479,239	–	337,479,239
Commercial Paper	–	83,764,918	–	83,764,918
U.S. Treasury Bills	–	3,399,687	–	3,399,687
Total Investments, at value	$ –	$ 2,213,695,937	$ –	$ 2,213,695,937

Other Financial Instruments, at value
Futures Contracts	(4,190,990)	–	–	(4,190,990)
Other Financial Instruments, at value	$ (4,190,990)	$ –	$ –	$ (4,190,990)

* The Fund's policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of July 31, 2011, based on the valuation input Levels on October 31, 2010.

B. OPEN FUTURES COMMITMENTS

At July 31, 2011, the Fund had the following open futures commitments:

Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,650	September 2011	$ 582,792,982	$ (1,903,125)
U.S. Treasury 5-Year Notes	1,150	September 2011	139,662,106	(2,287,865)
				$ (4,190,990)

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

EXHIBIT 3 (a) The certifications required by Rule 30a-2(a) under the Act are attached as Exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust ("Registrant"), on behalf of: BBH Core Select, BBH International Equity Fund, and BBH Broad Market Fund:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:  9/22/2011

/s/  John A. Gehret
=======================

John A. Gehret
President - Principal Executive Officer

EXHIBIT 3(b) (2)

SECTION 302 CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-Q of BBH Trust ("Registrant"), on behalf of: BBH Core Select, BBH International Equity Fund, and BBH Broad Market Fund:

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report, fairly present in all material respects the investments of the Registrant as of the end of the fiscal quarter for which the report is filed;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a. all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b. any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date: 9/22/2011

/s/ Charles H. Schreiber
==========================

Charles H. Schreiber
Treasurer - Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH TRUST

----------------------

By (Signature and Title)

/s/ John A. Gehret
---------------------------

John A. Gehret
President - Principal Executive Officer

Date: 9/22/2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ John A. Gehret
---------------------------

John A. Gehret
President - Principal Executive Officer

Date: 9/22/2011

By (Signature and Title)

/s/ Charles H. Schreiber
------------------------------

Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  9/22/2011